18. Property, plant and equipment (Details Narrative) - USD ($) $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended
	May 01, 2020	May 29, 2020	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Bearing interest		$ 416
Additional interest received		265
Other income and expenses		$ 681	$ 77	$ 101	$ (216)	$ 149	$ (225)
Capitalization Rate				6.22%	6.19%	6.22%	6.19%
Tupi BV [member] | Share purchase agreements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest	2.589%
Transaction cost	$ 84
Atapu BV [member] | Share purchase agreements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest	47.613%
Transaction cost	$ 805
Net increase in PP&E	$ 889